Derivative Financial Instruments - Disclosure of Open Position at the Reporting Date (Details) oz in Thousands, R / kg in Thousands, $ in Millions	Jun. 30, 2025 USD ($) oz $ / oz $ / Ounce R / $ R / kg
Rand Gold Forward Hedging Contracts | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	314
Rand Gold Forward Hedging Contracts | Cash flow hedges | Due between 0 to six months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	156
Rand Gold Forward Hedging Contracts | Cash flow hedges | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	92
Rand Gold Forward Hedging Contracts | Cash flow hedges | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	36
Rand Gold Forward Hedging Contracts | Cash flow hedges | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	20
Rand Gold Forward Hedging Contracts | Cash flow hedges | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	10
Rand Gold Forward Hedging Contracts | Cash flow hedges | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	0
US$ Gold Forward Hedging Contracts | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	45
US$ Gold Forward Hedging Contracts | Cash flow hedges | Due between 0 to six months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	19
US$ Gold Forward Hedging Contracts | Cash flow hedges | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	13
US$ Gold Forward Hedging Contracts | Cash flow hedges | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	6
US$ Gold Forward Hedging Contracts | Cash flow hedges | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	6
US$ Gold Forward Hedging Contracts | Cash flow hedges | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	1
US$ Gold Forward Hedging Contracts | Cash flow hedges | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	0
Rand Gold Zero Cost Collars | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	432
Rand Gold Zero Cost Collars | Cash flow hedges | Due between 0 to six months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	42
Rand Gold Zero Cost Collars | Cash flow hedges | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	100
Rand Gold Zero Cost Collars | Cash flow hedges | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	88
Rand Gold Zero Cost Collars | Cash flow hedges | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	100
Rand Gold Zero Cost Collars | Cash flow hedges | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	62
Rand Gold Zero Cost Collars | Cash flow hedges | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	40
US Gold Zero Cost Collars | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	72
US Gold Zero Cost Collars | Cash flow hedges | Due between 0 to six months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	11
US Gold Zero Cost Collars | Cash flow hedges | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	18
US Gold Zero Cost Collars | Cash flow hedges | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	13
US Gold Zero Cost Collars | Cash flow hedges | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	12
US Gold Zero Cost Collars | Cash flow hedges | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	11
US Gold Zero Cost Collars | Cash flow hedges | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	7
Zero cost collars
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 226
Zero cost collars | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	18.54
Zero cost collars | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	20.54
Zero cost collars | Due between 0 to six months
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 120
Zero cost collars | Due between 0 to six months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	18.45
Zero cost collars | Due between 0 to six months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	20.45
Zero cost collars | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 74
Zero cost collars | Due between six to 12 months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	18.58
Zero cost collars | Due between six to 12 months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	20.58
Zero cost collars | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 28
Zero cost collars | Later Than One Year Not Later Than One Year Six Months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	18.73
Zero cost collars | Later Than One Year Not Later Than One Year Six Months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	20.74
Zero cost collars | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 4
Zero cost collars | Later Than One Year Six Months and Not Later Than Two Years | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	19.09
Zero cost collars | Later Than One Year Six Months and Not Later Than Two Years | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	21.10
Zero cost collars | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Zero cost collars | Later Than Two Year Not Later Than Two Year Six Months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | Later Than Two Year Not Later Than Two Year Six Months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Zero cost collars | Later Than Two Year Six Months Not Later Than Three Year | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | Later Than Two Year Six Months Not Later Than Three Year | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 53
Price of derivative instrument at fair value through profit and loss | R / $	19.98
Forward contracts | Due between 0 to six months
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 42
Price of derivative instrument at fair value through profit and loss | R / $	19.94
Forward contracts | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 11
Price of derivative instrument at fair value through profit and loss | R / $	20.15
Forward contracts | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Price of derivative instrument at fair value through profit and loss | R / $	0
Forward contracts | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Price of derivative instrument at fair value through profit and loss | R / $	0
Forward contracts | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Price of derivative instrument at fair value through profit and loss | R / $	0
Forward contracts | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Price of derivative instrument at fair value through profit and loss | R / $	0
Rand Gold Forward Hedging Contracts
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,510
Rand Gold Forward Hedging Contracts | Due between 0 to six months
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,396
Rand Gold Forward Hedging Contracts | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,561
Rand Gold Forward Hedging Contracts | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,669
Rand Gold Forward Hedging Contracts | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,735
Rand Gold Forward Hedging Contracts | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,792
Rand Gold Forward Hedging Contracts | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	0
US$ Gold Forward Hedging Contracts
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,468
US$ Gold Forward Hedging Contracts | Due between 0 to six months
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,264
US$ Gold Forward Hedging Contracts | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,531
US$ Gold Forward Hedging Contracts | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,631
US$ Gold Forward Hedging Contracts | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,765
US$ Gold Forward Hedging Contracts | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,760
US$ Gold Forward Hedging Contracts | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	0
Rand Gold Zero Cost Collars | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,757
Rand Gold Zero Cost Collars | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,996
Rand Gold Zero Cost Collars | Due between 0 to six months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,595
Rand Gold Zero Cost Collars | Due between 0 to six months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,835
Rand Gold Zero Cost Collars | Due between six to 12 months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,706
Rand Gold Zero Cost Collars | Due between six to 12 months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,940
Rand Gold Zero Cost Collars | Later Than One Year Not Later Than One Year Six Months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,633
Rand Gold Zero Cost Collars | Later Than One Year Not Later Than One Year Six Months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,861
Rand Gold Zero Cost Collars | Later Than One Year Six Months and Not Later Than Two Years | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,770
Rand Gold Zero Cost Collars | Later Than One Year Six Months and Not Later Than Two Years | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	2,005
Rand Gold Zero Cost Collars | Later Than Two Year Not Later Than Two Year Six Months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,868
Rand Gold Zero Cost Collars | Later Than Two Year Not Later Than Two Year Six Months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	2,119
Rand Gold Zero Cost Collars | Later Than Two Year Six Months Not Later Than Three Year | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	2,123
Rand Gold Zero Cost Collars | Later Than Two Year Six Months Not Later Than Three Year | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	2,385
US Gold Zero Cost Collars | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	2,796
US Gold Zero Cost Collars | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	3,118
US Gold Zero Cost Collars | Due between 0 to six months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	2,589
US Gold Zero Cost Collars | Due between 0 to six months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	2,893
US Gold Zero Cost Collars | Due between six to 12 months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	2,817
US Gold Zero Cost Collars | Due between six to 12 months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	3,145
US Gold Zero Cost Collars | Later Than One Year Not Later Than One Year Six Months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	2,597
US Gold Zero Cost Collars | Later Than One Year Not Later Than One Year Six Months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	2,894
US Gold Zero Cost Collars | Later Than One Year Six Months and Not Later Than Two Years | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	2,778
US Gold Zero Cost Collars | Later Than One Year Six Months and Not Later Than Two Years | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	3,093
US Gold Zero Cost Collars | Later Than Two Year Not Later Than Two Year Six Months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	2,874
US Gold Zero Cost Collars | Later Than Two Year Not Later Than Two Year Six Months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	3,197
US Gold Zero Cost Collars | Later Than Two Year Six Months Not Later Than Three Year | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	3,348
US Gold Zero Cost Collars | Later Than Two Year Six Months Not Later Than Three Year | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	3,733
Total Gold Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	863
Total Gold Contracts | Due between 0 to six months
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	228
Total Gold Contracts | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	223
Total Gold Contracts | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	143
Total Gold Contracts | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	138
Total Gold Contracts | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	84
Total Gold Contracts | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	47
US$ silver contracts
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	2,480
US$ silver contracts | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	31.22
US$ silver contracts | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	35.04
US$ silver contracts | Due between 0 to six months
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	660
US$ silver contracts | Due between 0 to six months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	28.28
US$ silver contracts | Due between 0 to six months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	31.38
US$ silver contracts | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	660
US$ silver contracts | Due between six to 12 months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	30.15
US$ silver contracts | Due between six to 12 months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	33.52
US$ silver contracts | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	660
US$ silver contracts | Later Than One Year Not Later Than One Year Six Months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	32.16
US$ silver contracts | Later Than One Year Not Later Than One Year Six Months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	36.45
US$ silver contracts | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	500
US$ silver contracts | Later Than One Year Six Months and Not Later Than Two Years | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	35.25
US$ silver contracts | Later Than One Year Six Months and Not Later Than Two Years | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	40.01
US$ silver contracts | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
US$ silver contracts | Later Than Two Year Not Later Than Two Year Six Months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0
US$ silver contracts | Later Than Two Year Not Later Than Two Year Six Months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0
US$ silver contracts | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
US$ silver contracts | Later Than Two Year Six Months Not Later Than Three Year | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0
US$ silver contracts | Later Than Two Year Six Months Not Later Than Three Year | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0